Regulatory Matters - Pending Infrastructure Surcharge Filings Additional Information (Details) $ in Millions	Mar. 03, 2026 USD ($)
Missouri
Public Utilities, General Disclosures [Line Items]
Infrastructure surcharge, annualized incremental revenues, requested amount	$ 18